INCOME TAX	12 Months Ended
Jun. 30, 2025
INCOME TAX
INCOME TAX

14.INCOME TAX

A summary of the Company’s reconciliation of income taxes at statutory rates for the years ended June 30, 2025 and 2024, is as follows

	Years ended June 30,
	2025	2024
Canadian statutory tax rate	27.00%	27.00%

Loss before income taxes	$(3,780,222)	$(6,027,278)

Income tax recovery computed at Canadian statutory rates	(1,020,659)	(1,627,363)
Foreign tax rates different from statutory rate	(69,866)	288,448
Permanent items and other	583,296	679,229
Change in unrecognized deferred tax assets	507,229	659,686
	—	—

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdiction in which the tax benefit arises. Deductible temporary differences and unused tax loss for which no deferred tax assets have been recognized are attributable to the following:

	June 30, 2025	June 30, 2024
Non-capital loss carry forward	$16,212,219	$13,414,430
Capital loss carry forward	18,622,526	18,562,659
Proerpty, plant and equipment	248,417	230,519
Equity investments	337,682	333,904
Share issuance cost	857,623	1,139,821
	36,278,467	33,681,333

As of June 30, 2025, the Company has the following net operating losses, expiring various years to 2045 and available to offset future taxable income in Canada, Bolivia, respectively:

	Canada	Bolivia
2026	—	763,735
2027	—	1,312,466
2028	—	1,787,409
2029	—	1,928,247
2030	—	661,949
2031	—	—
2032	—	—
2033	—	—
2034	—	—
2035	—	—
2036	—	—
2037	—	—
2038	—	—
2039	—	—
2040	—	—
2041	—	—
2042	—	—
2043	3,719,705	—
2044	3,060,740	—
2045	2,977,968	—
	$9,758,413	$6,453,806

As at June 30, 2025, the Company had capital loss carry forward of $18,622,526 that can be carried indefinitely in Canada (June 30, 2024 - $18,562,659).